Revenue and Geography Information (Details) ¥ in Millions, $ in Millions	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Revenue and Geography Information (Details) [Line Items]
Other non-current assets	¥ 237.0	$ 34.5	¥ 192.9
Intangible assets	1.8		2.6
Other Current Assets [Member]
Revenue and Geography Information (Details) [Line Items]
Other non-current assets			¥ 0.5